UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30,2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Trafelet & Company, LLC

Address:    900 Third Avenue
            Floor 5
            New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Financial Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer              New York, New York           August 12, 2003
-----------------------     --------------------------   -----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $245,470
                                         (thousands)


List of Other Included Managers: NONE


                                                   FORM 13F INFORMATION TABLE


                                                                                                             VOTING AUTHORITY
NAME                              TITLE OF               VALUE      SHRS OR   SH / PUT   INVSTMT    OTHER
OF ISSUER                         CLASS    CUSIP         (x $1000)  PRN  AMT  PRN CALL   DISCRETN   MNGRS   SOLE      SHARED   NONE
---------                         -----    -----         ---------  --------  --------   --------   -----   ----      ------   ----
ACCREDITED HOME LENDRS HLDG CO    COM      00437P107      2193       112790   SH         SOLE       0        112790   0        0
AGCO CORP COM                     COM      001084102       854        50000   SH         SOLE       0         50000   0        0
AMERICA SVC GROUP INC             COM      02364L109      8351       466554   SH         SOLE       0        466554   0        0
AMERISTAR CASINOS INC             COM      03070Q101      6796       318500   SH         SOLE       0        318500   0        0
AMERITRADE                        COM      03074K100      5865       792500   SH         SOLE       0        792500   0        0
CANADIAN NATURAL RES OURCES CA    COM      136385101      2195        55000   SH         SOLE       0         55000   0        0
DAN RIVER INC COM                 COM      235774106      4221      1569300   SH         SOLE       0       1569300   0        0
DEAN FOODS CO NEW                 COM      242370104      4725       150000   SH         SOLE       0        150000   0        0
DECKER OUTDOOR CORP COM           COM      243537107      1645       253500   SH         SOLE       0        253500   0        0
E*TRADE GROUP INC COM             COM      269246104     20081      2362500   SH         SOLE       0       2362500   0        0
GOODYS FAMILY CLOTHING INC        COM      382588101      7571       880400   SH         SOLE       0        880400   0        0
ISTAR FINANCIAL INC COM STK       COM      45031U101      7428       203500   SH         SOLE       0        203500   0        0
JACUZZI BRANDS INC COM            COM      469865109      1139       215400   SH         SOLE       0        215400   0        0
JARDEN CORP Com                   COM      471109108      8639       312200   SH         SOLE       0        312200   0        0
KIRKLANDS INC                     COM      497498105      5176       313700   SH         SOLE       0        313700   0        0
MARVEL ENTERPRISES INC            COM      57383M108      9053       474000   SH         SOLE       0        474000   0        0
MIRANT CORP COM STK               COM      604675108      1769       610000   SH         SOLE       0        610000   0        0
MOORE WALLACE INC COM             COM      615857109     14590       993900   SH         SOLE       0        993900   0        0
NETRATINGS INC COM STK            COM      64116M108      2623       282400   SH         SOLE       0        282400   0        0
NEW CENTURY FINL CORP             COM      64352D101     12532       288500   SH         SOLE       0        288500   0        0
NOVASTAR FINANCIAL INC COM        COM      669947400      7051       118000   SH         SOLE       0        118000   0        0
NTL INC                           COM      62940M104     11951       347200   SH         SOLE       0        118000   0        0
OMNIVISION TECH                   COM      682128103      4750       152600   SH         SOLE       0        118000   0        0
OPLINK COMM INC COM               COM      68375Q106      2812      1580000   SH         SOLE       0        118000   0        0
PRESIDENTIAL LIFE CORP COM        COM      740884101      1651       117000   SH         SOLE       0        118000   0        0
PRIMEDIA INC COM STK              COM      74157K101      2153       706000   SH         SOLE       0        118000   0        0
REDWOOD TR INC COM                COM      758075402      5085       127400   SH         SOLE       0        118000   0        0
REPUBLIC SERVICES INC COM         COM      760759100      5668       250000   SH         SOLE       0        118000   0        0
RESTORATION HARDWARE INC COM      COM      760981100      3087       701500   SH         SOLE       0        118000   0        0
SCIENTIFIC GAMES COM STK          COM      80874P109     19104      2043200   SH         SOLE       0        118000   0        0
SELECT COMFORT CORPORATION        COM      81616X103      8883       540000   SH         SOLE       0        118000   0        0
SONY CORP AMERN SH NEW            COM      835699307      6720       240000   SH         SOLE       0        118000   0        0
STAKE TECHNOLOGY LTD CAD COM      COM      852559103      3311       469000   SH         SOLE       0        118000   0        0
STARCRAFT CORP IND COM            COM      855269106      4885       236800   SH         SOLE       0        118000   0        0
ULTIMATE ELECTRONICS INC COM      COM      903849107      5417       424500   SH         SOLE       0        118000   0        0
ULTRA PETROLEUM CORP COM          COM      903914109      1742       134900   SH         SOLE       0        118000   0        0
UNIFI INC COM                     COM      904677101      1820       293600   SH         SOLE       0        118000   0        0
UNIVERSAL AMERICAN FINANCIAL C    COM      913377107       579        94000   SH         SOLE       0        118000   0        0
USEC INC COM STK                  COM      90333E108      1157       164800   SH         SOLE       1        118000   0        0
WABASH NATL CORP COM              COM      929566107     17341      1236000   SH         SOLE       0        118000   0        0
XM SATELLITE COM STK              COM      983759101      2857       260000   SH         SOLE       0        118000   0        0


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03388.0002 #422069